Common Stock (Details) (USD $)	1 Months Ended	3 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010		Sep. 30, 2010		Apr. 15, 2008		Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Feb. 20, 2013	Dec. 22, 2011	Dec. 28, 2010
Common Stock issued						1,082,500	[1]	40,000
Common Stock issued - Value								$ 34,000
Restricted Shares Common Stock Issued																	40,000	40,000	30,000
Consultant Services Value Amount									16,000
Gain Recognized On Company Stock Issued									9,625
Salaries, Wages and Officers' Compensation													151,000
Allocated Share-based Compensation Expense	382,500	382,500		340,000							16,000		289,000		340,000
Extinguished accrued officer salary													$ 104,000
Stock Issued During Period, Shares, Issued for Services	450,000 [2]	450,000	[1]	400,000	[1]				40,000	[1]	7,500	[1]	640,000	[1]	400,000	[2]
Common Stock
Common stock issued for services - shares									40,000		7,500		640,000	[2]	850,000

[1]	$0.85 per common share
[2]	Valued based on the price of $0.85 per share